Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Current Assets
Cash	$ 1,367,248		$ 1,403,514		$ 358,894
Accounts receivable	305,157		212,804		389,077
Inventories, net	8,605,628		5,364,060		3,838,754
Prepayments and other receivables	2,306,692		588,660		782,819
Total Current Assets	12,844,667		8,136,208		5,506,109
Property and equipment, net	7,232,689		1,755,022		785,285
Security deposits	851,994		781,581		424,942
Deferred IPO costs			502,198		75,819
Deferred tax assets, net	895,206		35,199		211,100
Operating lease right-of-use assets	14,318,422		16,000,742		10,261,556
Intangible assets, net	560,125		36,384
Long-term prepayment for property			450,000
Long-term prepayment for software development- related parties			1,279,000
Total Assets	37,239,683		28,976,334		17,264,811
Current Liabilities
Accounts payable	1,277,716		1,180,796		1,005,401
Short-term loan payables	4,909,982
Current portion of long-term loan payables	99,079		1,213,242		412,224
Accrued expenses and other payables	432,469		925,389		365,662
Operating lease liabilities - current	3,151,171		2,852,744		1,836,737
Taxes payable			1,530,416		959,456
Total Current Liabilities	9,870,417		7,794,816		4,911,961
Long-term loan payables	2,090,734		412,817		723,228
Operating lease liabilities - non-current	12,153,196		13,986,879		8,979,193
Total Liabilities	24,114,347		22,194,512		14,764,382
Commitment and Contingencies
Stockholders’ Equity
Preferred stock value		[1]		[1],[2]		[2]
Common stock value	245,875	[1]	220,000	[1],[2]	220,000	[2]
Additional Paid-in Capital	10,744,024		2,400,000
Shares Subscription Receivable	(219,998)		(219,998)		(219,998)
Retained Earnings	2,388,806		4,395,649		2,500,427
Accumulated other comprehensive loss	(33,371)		(13,829)
Total FLY-E Group, Inc. Stockholders’ Equity	13,125,336		6,781,822		2,500,429
Total Liabilities and Stockholders’ Equity	37,239,683		28,976,334		17,264,811
Related Parties
Current Assets
Accounts receivable - related parties	88,885		326,914		136,565
Prepayments and other receivables - related parties	171,057		240,256
Long-term prepayment for software development- related parties	536,580		1,279,000
Current Liabilities
Other payables - related parties			92,229		332,481
Long-term loan payables - related parties					$ 150,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on December 21, 2022 and to give effect to the stock split completed on April 2, 2024.